Janus Investment Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Growth

Janus Henderson Global Allocation Fund – Moderate

(collectively, the “Funds”)

Supplement dated September 1, 2022

to Currently Effective Prospectuses

Effective immediately, the Funds’ prospectuses are amended as follows:

1.

Under “Pricing of Fund Shares” in the Shareholder’s Guide section, or Shareholder’s Manual section, as applicable, of the Funds’ prospectuses, the following paragraphs replace the third and fourth paragraphs in their entirety:

Underlying fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). To the extent available, domestic and foreign equity securities traded on a securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. Most fixed-income securities are typically valued using an evaluated bid price supplied by an Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith by the Adviser pursuant to the Valuation Procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair valuation may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Valuation Procedures provide for the use of systematic fair valuation models provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The methodologies employed when fair valuing underlying fund holdings may change from time to time. Because fair value pricing involves subjective judgments, it is possible that the fair value determination for a security may be different than the value that could be realized when selling that security.

Due to the subjective nature of systematic fair valuation, the value of a particular security of a non-money market underlying fund may be different from the last quoted market price. Systematic fair valuation may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of an underlying fund’s portfolio securities and the reflection of such change in a Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While underlying funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in underlying funds which do not invest in foreign securities, for example, when trading in a security held by an underlying fund is halted and does not resume prior to the time the underlying fund calculates its NAV (referred to as “stale pricing”). Underlying funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques.

To the extent that the valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of an underlying fund may dilute the NAV of that underlying fund, which negatively impacts long-term shareholders of the underlying fund. The Valuation Procedures and the Trust’s excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund	Janus Henderson High-Yield Fund
Janus Henderson Adaptive Global Allocation Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Adaptive Risk Managed U.S. Equity Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Developed World Bond Fund	Janus Henderson Short Duration Flexible Bond Fund
Janus Henderson Dividend & Income Builder Fund	Janus Henderson Small Cap Value Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Small-Mid Cap Value Fund
Janus Henderson Global Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 1, 2022

to Currently Effective Prospectuses

Effective immediately, the Funds’ prospectuses are amended as follows:

1.

Under “Pricing of Fund Shares” in the Shareholder’s Guide section, or Shareholder’s Manual section, as applicable, of the Funds’ prospectuses, the following paragraphs replace the third, fourth, and fifth paragraphs in their entirety:

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). To the extent available, domestic and foreign equity securities traded on a securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. Most fixed-income securities are typically valued using an evaluated bid price supplied by an Adviser approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith by the Adviser pursuant to the Valuation Procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair valuation may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Valuation Procedures provide for the use of systematic fair valuation models provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The methodologies employed when fair valuing Fund holdings may change from time to time. Because fair value pricing involves subjective judgments, it is possible that the fair value determination for a security may be different than the value that could be realized when selling that security.

Due to the subjective nature of systematic fair valuation, the value of a particular security may be different from the last quoted market price. Systematic fair valuation may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such change in a Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that the valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of a Fund may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Valuation Procedures and the Trust’s excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation.

Effective immediately, the prospectuses for Janus Henderson Absolute Return Income Opportunities Fund, Janus Henderson Developed World Bond Fund, Janus Henderson Flexible Bond Fund, Janus Henderson Global Bond Fund, Janus Henderson High-Yield Bond Fund, Janus Henderson Multi-Sector Income Fund, and Janus Henderson Short Duration Flexible Bond Fund (the “Fixed Income Funds”) are amended as follows:

1.

Under “Additional Investment Strategies and General Portfolio Policies” in the Additional Information about the Funds section, of the Fixed Income Funds’ prospectuses, the following information is added:

ESG Integration

The portfolio managers integrate environmental, social, and governance (“ESG”) factors by incorporating ESG information into the Funds’ investment process. The portfolio managers focus on the ESG factors they consider most likely to have a material impact on the financial performance of the issuers in each Fund’s portfolio, which includes identifying material ESG risk factors attributable to a particular sector, industry, or issuer. The portfolio managers believe that an issuer’s ESG practices may have an impact, positive or negative, on the issuer’s long-term financial performance, and may engage with an issuer’s management to encourage improved ESG practices. ESG factors are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio.

2.	Under “Risks of the Funds” in the Additional Information about the Funds section of the Fixed Income Funds’ prospectuses, the following information is added:

ESG Integration Risk. The portfolio managers integrate ESG factors by incorporating ESG information into the Funds’ investment process. As a result of either positive investment selection or avoidance, each Fund may be overweight, underweight, or have no exposure to certain industries, sectors, or regions relative to its benchmark index and/or similar funds that do not consider ESG factors. This may in turn cause a Fund to underperform relative to its benchmark index or similar funds that do not consider ESG factors. In addition, information related to ESG factors provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies or be applied differently across issuers and industries.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson High-Yield Fund

Janus Henderson Short Duration Flexible Bond Fund

Supplement dated September 1, 2022

to Currently Effective Prospectuses

Effective on or about October 1, 2022, Tom Ross will join Seth Meyer and Brent Olson as a Co-Portfolio Manager of Janus Henderson High-Yield Fund (the “Fund”).

Accordingly, the prospectuses for the Fund are amended as follows:

1.	Under “Management” in the Fund Summary section of Janus Henderson High-Yield Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: Seth Meyer, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since December 2015. Brent Olson is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2019. Tom Ross, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since October 2022.

2.	Under “Investment Personnel” in the Management of the Funds section of Janus Henderson High-Yield Fund’s prospectuses, the following information is added:

Tom Ross, CFA, is Global Head of Global High Yield of Janus Henderson Investors. He is Co-Portfolio Manager of Janus Henderson High-Yield Fund, which he has co-managed since October 2022. Mr. Ross is also Portfolio Manager of other Janus Henderson accounts. He joined the Adviser in 2002. Mr. Ross holds a Bachelor of Sciences degree (Hons) in Biology from Nottingham University. Mr. Ross holds the Chartered Financial Analyst designation.

Effective on or about October 1, 2022, all references to Seth Meyer serving in the role of Executive Vice President and Co-Portfolio Manager of Janus Henderson Short Duration Flexible Bond Fund are removed from the Fund’s prospectuses. Michael Keough and Greg Wilensky will continue to serve as Co-Portfolio Managers of the Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Sustainable Multi-Asset Allocation Fund

(the “Fund”)

Supplement dated September 1, 2022

to Currently Effective Prospectus

Effective immediately, the Fund’s prospectus is amended as follows:

1.	Under “Pricing of Fund Shares” in the Shareholder’s Manual section of the Fund’s prospectus, the following paragraphs replace the third and fourth paragraphs in their entirety:

Underlying fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). To the extent available, domestic and foreign equity securities traded on a securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. Most fixed-income securities are typically valued using an evaluated bid price supplied by an Adviser approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith by the Adviser pursuant to the Valuation Procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair valuation may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Valuation Procedures provide for the use of systematic fair valuation models provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The methodologies employed when fair valuing underlying fund holdings may change from time to time. Because fair value pricing involves subjective judgments, it is possible that the fair value determination for a security may be different than the value that could be realized when selling that security.

Due to the subjective nature of systematic fair valuation, the value of a particular security of a non-money market underlying fund may be different from the last quoted market price. Systematic fair valuation may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of an underlying fund’s portfolio securities and the reflection of such change in the Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While underlying funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in underlying funds which do not invest in foreign securities, for example, when trading in a security held by an underlying fund is halted and does not resume prior to the time the underlying fund calculates its NAV (referred to as “stale pricing”). Underlying funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that the valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of an underlying fund may dilute the NAV of that underlying fund, which negatively impacts long-term shareholders of the underlying fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Asia Equity Fund	Janus Henderson Global Research Fund
Janus Henderson Balanced Fund	Janus Henderson Global Select Fund
Janus Henderson Contrarian Fund	Janus Henderson Global Sustainable Equity Fund
Janus Henderson Emerging Markets Fund	Janus Henderson Global Technology and Innovation Fund
Janus Henderson Enterprise Fund	Janus Henderson Growth and Income Fund
Janus Henderson European Focus Fund	Janus Henderson International Opportunities Fund
Janus Henderson Forty Fund	Janus Henderson Overseas Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Research Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson Triton Fund
Janus Henderson Global Real Estate Fund	Janus Henderson Venture Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 1, 2022

to Currently Effective Prospectuses

Effective immediately, the Funds’ prospectuses are amended as follows:

1.

Under “Pricing of Fund Shares” in the Shareholder’s Guide section, or Shareholder’s Manual section, as applicable, of the Funds’ prospectuses, the following paragraphs replace the third, fourth, and fifth paragraphs in their entirety:

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). To the extent available, domestic and foreign equity securities traded on a securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. Most fixed-income securities are typically valued using an evaluated bid price supplied by an Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith by the Adviser pursuant to the Valuation Procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair valuation may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Valuation Procedures provide for the use of systematic fair valuation models provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The methodologies employed when fair valuing Fund holdings may change from time to time. Because fair value pricing involves subjective judgments, it is possible that the fair value determination for a security may be different than the value that could be realized when selling that security.

Due to the subjective nature of systematic fair valuation, the value of a particular security may be different from the last quoted market price. Systematic fair valuation may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such change in a Fund’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a fund is halted and does not resume prior to the time the fund calculates its NAV (referred to as “stale pricing”). Funds that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that the valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of a Fund may dilute the NAV of the Fund, which negatively impacts long-term shareholders. The Valuation Procedures and the Trust’s excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation.

Effective immediately, the prospectuses for Janus Henderson Balanced Fund (the “Fund”) are amended as follows:

1.	Under “Additional Investment Strategies and General Portfolio Policies” in the Additional Information about the Funds section of the Fund’s prospectuses, the following information is added:

ESG Integration

The portfolio managers who focus on the fixed-income portion of Janus Henderson Balanced Fund integrate environmental, social, and governance (“ESG”) factors by incorporating ESG information into the Fund’s investment process. The fixed-income portfolio managers focus on the ESG factors they consider most likely to have a material impact on the financial performance of the issuers in the Fund’s portfolio, which includes identifying material ESG risk factors attributable to a particular sector, industry, or issuer. The fixed-income portfolio managers believe that an issuer’s ESG practices may have an impact, positive or negative, on the issuer’s long-term financial performance, and may engage with an issuer’s management to encourage improved ESG practices. ESG factors are one of many considerations in the investment decision-making process and may not be determinative in deciding to include or exclude an investment from the portfolio.

2.	Under “Risks of the Funds” in the Additional Information about the Funds section of the Fund’s prospectuses, the following information is added:

ESG Integration Risk.  The portfolio managers who focus on the fixed-income portion of Janus Henderson Balanced Fund integrate ESG factors by incorporating ESG information into the Fund’s investment process. As a result of either positive investment selection or avoidance, the Fund may be overweight, underweight, or have no exposure to certain industries, sectors, or regions relative to its benchmark index and/or similar funds that do not consider ESG factors. This may in turn cause the Fund to underperform relative to its benchmark index or similar funds that do not consider ESG factors. In addition, information related to ESG factors provided by issuers and third parties, upon which the portfolio managers who focus on the fixed-income portion may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies or be applied differently across issuers and industries.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Asia Equity Fund	Janus Henderson Global Research Fund
Janus Henderson Balanced Fund	Janus Henderson Global Select Fund
Janus Henderson Contrarian Fund	Janus Henderson Global Sustainable Equity Fund
Janus Henderson Emerging Markets Fund	Janus Henderson Global Technology and Innovation Fund
Janus Henderson Enterprise Fund	Janus Henderson Growth and Income Fund
Janus Henderson European Focus Fund	Janus Henderson International Opportunities Fund
Janus Henderson Forty Fund	Janus Henderson Overseas Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Research Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson Triton Fund
Janus Henderson Global Real Estate Fund	Janus Henderson Venture Fund

(collectively, the “Funds”)

Supplement dated September 1, 2022

to Currently Effective Statement of Additional Information

Effective immediately, the Funds’ statement of additional information (“SAI”) is amended as follows:

1.	Under “Net Asset Value Determination” in the Shares of the Trust section of the Funds’ SAI, the following paragraphs replace the first and second paragraphs in their entirety:

As stated in the Funds’ Prospectuses, the net asset value (“NAV”) of the Shares of each class of a Fund is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of a Fund is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. Securities held by the Funds are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). In determining NAV, equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices of (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is not current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter markets are generally valued at their latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value.

Fund holdings for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Valuation Procedures provide for the use of systematic fair valuation models provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

2.	Under “Committees of the Board – Revised Committee Structure” in the Trustees and Officers section of the Funds’ SAI, the following information replaces the corresponding information in its entirety:

	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held Between January 1, 2021 and September 30, 2021

Trading and Pricing Committee	Oversees matters relating to the pricing of the Funds’ securities and the placement of portfolio transactions. The Committee oversees the Adviser as valuation designee and reviews reports fair valuation determinations and valuation methodologies regarding securities and investments held by the Funds pursuant to valuation procedures established by the Adviser and approved by the Board of Trustees. The Committee also reviews other matters related to pricing the Funds’ securities and approves changes to the valuation procedures. The Committee receives reporting regarding portfolio transactions with affiliates undertaken in accordance with the Trust’s procedures, efforts to obtain best execution in connection with portfolio transactions and commissions paid to firms supplying research and brokerage services. The Committee also receives reports regarding foreign exchange trading by the Funds. In addition, the Committee oversees service providers providing trading and pricing-related services to the Trust and reviews reports from the administrator of the Trust’s liquidity risk management program.	William D. Cvengros (Chair) Gary A. Poliner Diane L. Wallace	4

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Government Money Market Fund

Janus Henderson Money Market Fund

(collectively, the “Funds”)

Supplement dated September 1, 2022

to Currently Effective Statement of Additional Information

Effective immediately, the Funds’ statement of additional information (“SAI”) is revised as follows:

1.	Under “Committees of the Board – Revised Committee Structure” in the Trustees and Officers section of the Funds’ SAI, the following information replaces the corresponding information in its entirety:

	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held Between January 1, 2021 and June 30, 2021

Trading and Pricing Committee	Oversees matters relating to the pricing of the Funds’ securities and the placement of portfolio transactions. The Committee oversees the Adviser as valuation designee and reviews reports fair valuation determinations and valuation methodologies regarding securities and investments held by the Funds pursuant to valuation procedures established by the Adviser and approved by the Board of Trustees. The Committee also reviews other matters related to pricing the Funds’ securities and approves changes to the valuation procedures. The Committee receives reporting regarding portfolio transactions with affiliates undertaken in accordance with the Trust’s procedures, efforts to obtain best execution in connection with portfolio transactions and commissions paid to firms supplying research and brokerage services. The Committee also receives reports regarding foreign exchange trading by the Funds. In addition, the Committee oversees service providers providing trading and pricing-related services to the Trust and reviews reports from the administrator of the Trust’s liquidity risk management program.	William D. Cvengros (Chair) Gary A. Poliner Diane L. Wallace	3

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Sustainable Multi-Asset Allocation Fund

(the “Fund”)

Supplement dated September 1, 2022

to Currently Effective Statement of Additional Information

Effective immediately, the Fund’s statement of additional information (“SAI”) is amended as follows:

1.

Under “Net Asset Value Determination” in the Shares of the Trust section of the Fund’s SAI, the following paragraphs replace the first and second paragraphs in their entirety. In addition, the last paragraph under “Net Asset Value Determination” in the currently effective SAI is removed.

As stated in the Fund’s Prospectus, the net asset value (“NAV”) of the Shares of the Fund is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for the Fund’s share class is computed by dividing the total value of securities and other assets allocated to that class, less liabilities allocated to that class, by the total number of outstanding shares for the class. The value of the Fund’s investment in an underlying mutual fund is based upon the NAV of such underlying mutual fund. The value of the Fund’s investment in an underlying ETF is generally based on the closing prices of such underling ETF on the applicable exchange. The per share NAV for each class of each underlying fund (as applicable) is computed by dividing the total value of an underlying fund’s securities and other assets allocated to the class, less liabilities allocated to the class, attributable to the underlying fund, by the total number of outstanding shares for the class. Underlying fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). In determining NAV, equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices of (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is not current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter markets are generally valued at their latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value.

Underlying fund holdings for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Valuation Procedures provide for the use of systematic fair valuation models provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

2.	Under “Committees of the Board” in the Trustees and Officers section of the Fund’s SAI, the following information replaces the corresponding information in its entirety:

	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held During Fiscal Year Ended June 30, 2022(1)

Trading and Pricing Committee	Oversees matters relating to the pricing of the Funds’ securities and the placement of portfolio transactions. The Committee oversees the Adviser as valuation designee and reviews reports fair valuation determinations and valuation methodologies regarding securities and investments held by the Funds pursuant to valuation procedures established by the Adviser and approved by the Board of Trustees. The Committee also reviews other matters related to pricing the Funds’ securities and approves changes to the valuation procedures. The Committee receives reporting regarding portfolio transactions with affiliates undertaken in accordance with the Trust’s procedures, efforts to obtain best execution in connection with portfolio transactions and commissions paid to firms supplying research and brokerage services. The Committee also receives reports regarding foreign exchange trading by the Funds. In addition, the Committee oversees service providers providing trading and pricing-related services to the Trust and reviews reports from the administrator of the Trust’s liquidity risk management program.	William D. Cvengros (Chair) Gary A. Poliner Diane L. Wallace	4
(1)	The Fund commenced operations August 16, 2022.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund	Janus Henderson High-Yield Fund

Janus Henderson Adaptive Global Allocation Fund	Janus Henderson Mid Cap Value Fund

Janus Henderson Adaptive Risk Managed U.S. Equity Fund	Janus Henderson Multi-Sector Income Fund

Janus Henderson Developed World Bond Fund	Janus Henderson Short Duration Flexible Bond Fund

Janus Henderson Dividend & Income Builder Fund	Janus Henderson Small Cap Value Fund

Janus Henderson Flexible Bond Fund	Janus Henderson Small-Mid Cap Value Fund

Janus Henderson Global Bond Fund

(collectively, the “Funds”)

Supplement dated September 1, 2022

to Currently Effective Statements of Additional Information

Effective immediately, the Funds’ statements of additional information (“SAIs”) are amended as follows:

1.

Under “Net Asset Value Determination” in the Shares of the Trust section of the Funds’ SAIs, the following paragraphs replace the first and second paragraphs in their entirety. In addition, for Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the last paragraph under “Net Asset Value Determination” in its currently effective SAI is removed.

As stated in the Funds’ Prospectuses, the net asset value (“NAV”) of the Shares of each class of a Fund is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of a Fund is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. Securities held by the Funds are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). In determining NAV, equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices of (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is not current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter markets are generally valued at their latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value.

Fund holdings for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Valuation Procedures provide for the use of systematic fair valuation models provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

2.	Under “Committees of the Board – Revised Committee Structure” in the Trustees and Officers section of the Funds’ SAI, the following information replaces the corresponding information in its entirety:

	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held Between January 1, 2021 and June 30, 2021

Trading and Pricing Committee	Oversees matters relating to the pricing of the Funds’ securities and the placement of portfolio transactions. The Committee oversees the Adviser as valuation designee and reviews reports fair valuation determinations and valuation methodologies regarding securities and investments held by the Funds pursuant to valuation procedures established by the Adviser and approved by the Board of Trustees. The Committee also reviews other matters related to pricing the Funds’ securities and approves changes to the valuation procedures. The Committee receives reporting regarding portfolio transactions with affiliates undertaken in accordance with the Trust’s procedures, efforts to obtain best execution in connection with portfolio transactions and commissions paid to firms supplying research and brokerage services. The Committee also receives reports regarding foreign exchange trading by the Funds. In addition, the Committee oversees service providers providing trading and pricing-related services to the Trust and reviews reports from the administrator of the Trust’s liquidity risk management program.	William D. Cvengros (Chair) Gary A. Poliner Diane L. Wallace	3

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson High-Yield Fund

Janus Henderson Short Duration Flexible Bond Fund

Supplement dated September 1, 2022

to Currently Effective Statement of Additional Information

Effective on or about October 1, 2022, Tom Ross will join Seth Meyer and Brent Olson as a Co-Portfolio Manager of Janus Henderson High-Yield Fund (the “Fund”).

Accordingly, the statement of additional information for the Fund is amended as follows:

1.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table under the heading “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Tom Ross(7)**	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	4 $3,265.69M	6 $2,132.67M
(7)

Effective on or about October 1, 2022, Co-Portfolio Manager Tom Ross assumed shared responsibility, with Mr. Meyer and Mr. Olson, for the day-to-day management of the Fund. This information does not reflect other accounts that Mr. Ross is being appointed to manage concurrent with his appointment as Co-Portfolio Manager of the Fund.

**	As of June 30, 2022.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information is added in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in the Fund Complex

Janus Capital

Tom Ross(1)**	Janus Henderson High-Yield Fund	None	None
(1)	Effective on or about October 1, 2022, Co-Portfolio Manager Tom Ross assumed shared responsibility, with Mr. Meyer and Mr. Olson, for the day-to-day management of the Fund.
**	As of June 30, 2022.

Effective on or about October 1, 2022, all references to Seth Meyer serving in the role of Executive Vice President and Co-Portfolio Manager of Janus Henderson Short Duration Flexible Bond Fund are removed from the Fund’s SAI. Michael Keough and Greg Wilensky will continue to serve as Co-Portfolio Managers of the Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Growth

Janus Henderson Global Allocation Fund – Moderate

(collectively, the “Funds”)

Supplement dated September 1, 2022

to Currently Effective Statement of Additional Information

Effective immediately, the Funds’ statement of additional information (“SAI”) is amended as follows:

1.	Under “Net Asset Value Determination” in the Shares of the Trust section of the Funds’ SAI, the following paragraphs replace the first and second paragraphs in their entirety:

As stated in the Funds’ Prospectuses, the net asset value (“NAV”) of the Shares of each class of each Fund is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of each Fund is computed by dividing the total value of securities and other assets allocated to that class, less liabilities allocated to that class, by the total number of outstanding shares for the class. The assets of each Fund consist of shares of the underlying funds, which are valued at their respective NAVs. The per share NAV for each class of each underlying fund (as applicable) is computed by dividing the total value of an underlying fund’s securities and other assets allocated to the class, less liabilities allocated to the class, attributable to the underlying fund, by the total number of outstanding shares for the class. Underlying fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). In determining NAV, equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices of (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is not current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter markets are generally valued at their latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value.

Underlying fund holdings for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Valuation Procedures provide for the use of systematic fair valuation models provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

1.	Under “Committees of the Board – Revised Committee Structure” in the Trustees and Officers section of the Funds’ SAI, the following information replaces the corresponding information in its entirety:

	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held Between January 1, 2021 and June 30, 2021

Trading and Pricing Committee	Oversees matters relating to the pricing of the Funds’ securities and the placement of portfolio transactions. The Committee oversees the Adviser as valuation designee and reviews reports fair valuation determinations and valuation methodologies regarding securities and investments held by the Funds pursuant to valuation procedures established by the Adviser and approved by the Board of Trustees. The Committee also reviews other matters related to pricing the Funds’ securities and approves changes to the valuation procedures. The Committee receives reporting regarding portfolio transactions with affiliates undertaken in accordance with the Trust’s procedures, efforts to obtain best execution in connection with portfolio transactions and commissions paid to firms supplying research and brokerage services. The Committee also receives reports regarding foreign exchange trading by the Funds. In addition, the Committee oversees service providers providing trading and pricing-related services to the Trust and reviews reports from the administrator of the Trust’s liquidity risk management program.	William D. Cvengros (Chair) Gary A. Poliner Diane L. Wallace	3

Please retain this Supplement with your records.

2